Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Unaudited Interim Condensed Financial Statements
The interim condensed balance sheet as of September 30, 2023 and the condensed statements of operations and comprehensive loss and stockholders’ equity for the three and nine months ended September 30, 2023 and 2022 and the condensed statements of cash flows for the nine months ended September 30, 2023 and 2022 are unaudited. The unaudited interim condensed financial statements have been prepared on the same basis as the annual financial statements and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for the fair statement of the Company’s financial position as of September 30, 2023 and its results of operations for the three and nine months ended September 30, 2023 and cash flows for the nine months ended September 30, 2023 and 2022. The financial data and the other financial information disclosed in these notes to the financial statements related to the three and nine month periods are also unaudited. The results of operations for the three and nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any other future annual or interim period. The condensed balance sheet as of December 31, 2022 included herein was derived from the audited financial statements as of that date. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements. These condensed financial statements should be read in conjunction with the Company’s audited financial statements and the related notes thereto for the year ended December 31, 2022, which are included in the Company’s Annual Report on Form
10-K
filed with the SEC.
Significant Accounting Policies
The significant accounting policies used in preparation of these condensed financial statements for the three and nine months ended September 30, 2023 are consistent with those discussed in Note 2 to the condensed financial statements included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.
Use of Estimates
The preparation of condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed financial statements, and the reported amounts of expenses during the reporting period. On an ongoing basis, the Company evaluates estimates and assumptions, including but not limited to those related to the fair value of the marketable securities, stock-based compensation expense, accruals for research and development costs, lease assets and liabilities, the valuation of deferred tax assets, valuation of uncertain income tax positions, and impairment of long-lived assets. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other
sources. Actual results may differ materially from those estimates.
Principles of Consolidation
The Company assesses entities for consolidation based on the specific facts and circumstances surrounding that entity. The Company first considers whether an entity is considered a variable interest entity (“VIE”) and therefore whether to apply the consolidation guidance under the VIE model. Entities that do not qualify as VIEs are assessed for consolidation as voting interest entities (“VOE”) under the voting interest model.
An entity is considered to be a VIE if any of the following conditions exist: (i) the equity investment at risk is not sufficient to finance the activities of the entity without additional subordinated financial support, (ii) as a group, the holders of the equity investment at risk lack the power to direct the activities that most significantly impact the entity’s economic performance or the obligation to absorb the expected losses or right to receive the expected residual returns, and (iii) the voting rights of some holders of the equity investment at risk are disproportionate to their obligation to absorb losses or right to receive returns, and substantially all of the activities are conducted on behalf of the holder of equity investment at risk with disproportionately few voting rights.
The Company consolidates all VIEs in which it is the primary beneficiary. An entity is determined to be the primary beneficiary if it holds a controlling financial interest in a VIE. The consolidation guidance requires an analysis to determine (i) whether an entity in which the Company holds a variable interest is a VIE and (ii) whether the Company’s involvement, through holding interest directly or indirectly in the entity or contractually through other variable interests, would give it a controlling financial interest. Performance of that analysis requires judgment.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less at the date of purchase to be cash equivalents. As of September 30, 2023 and December 31, 2022, cash and cash equivalents consisted of cash, money market funds, and commercial paper.
Restricted Cash
Restricted cash of $1.7 million as of September 30, 2023 and December 31, 2022 represented security deposits in the form of letters of credit issued in connection with the lease of 233 E. Grand Ave, which was to be the company’s headquarters. A lease amendment was executed in October 2023, whereby the Company will have no further rent obligations to the landlord following the effective date, and the landlord will return the Company’s letter of credit within 60 days following the amendment’s effective date (Note 14). The letter of credit will be returned to the Company per the lease amendment.
Marketable Securities
The Company’s marketable securities are accounted for as
available-for-sale
and recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive gain (loss).

The Company reviews its investment portfolio to identify and evaluate investments that have an indication of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee and the Company’s intent and ability
to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.
Operating Leases
The Company accounts for its operating leases by recording
right-of-use
assets and lease liabilities on the Company’s condensed balance sheets in accordance with Accounting Standards Codification (“ASC”) 842, “Leases” (“ASC 842”).
Right-of-use
assets represent the Company’s right to use an underlying asset over the lease term and include any lease payments made prior to the lease commencement date and are reduced by lease incentives. Lease liabilities represent the present value of the total lease payments over the lease term, calculated using the Company’s incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that the Company would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment. The Company recognizes options to extend a lease when it is reasonably certain that it will exercise such extension. The Company does not recognize options to terminate a lease when it is reasonably certain that it will not exercise such early termination options. Lease expense is recognized on a straight-line basis over the expected lease term.
Recently Issued and Adopted Accounting Pronouncements
The Company is a smaller reporting company and an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay the adoption of new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Thus, the Company has elected to use the extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that (i) the Company is no longer an emerging growth company or (ii) the Company affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. The Company may early adopt certain accounting standards, as the JOBS Act does not preclude an emerging growth company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies to the extent early adoption is permitted.

2. Summary of Significant Accounting Policies
Basis of Presentation
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. On an ongoing basis, the Company evaluates estimates and assumptions, including but not limited to those related to the fair value of the marketable securities, the fair value of redeemable convertible preferred stock and common stock, stock-based compensation expense, accruals for research and development costs, lease assets and liabilities, the valuation of deferred tax assets, and uncertain income tax positions. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from those estimates.

Concentration of Credit Risk
Cash and cash equivalents are financial instruments that potentially subject the Company to concentrations of credit risk. Substantially all of the Company’s cash and cash equivalents are deposited in accounts with major financial institution and amounts may exceed federally insured limits. Management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institution in which the cash and cash equivalents are held. The Company has not experienced any losses on deposits of cash and cash equivalents.
Risks and Uncertainties
The Company is subject to certain risks and uncertainties, including, but not limited to, changes in any of the following areas that the Company believes could have a material adverse effect on the future financial position or results of operations: the timing of, and the Company’s ability to advance its current and future product candidates into and through clinical development; costs and timelines associated with the manufacture of clinical supplies of the Company’s product candidates; regulatory approval and market acceptance of, and reimbursement for its product candidates; performance of third-party CROs and CMOs; competition from pharmaceutical companies with greater financial resources or expertise; protection of the intellectual property; litigation or claims against the Company based on intellectual property or other factors; and its ability to attract and retain employees necessary to support its growth. Disruption from CROs’, CMOs’ or suppliers’ operations would likely have a negative impact on the Company’s business, financial position and results of operations.
Segment and Geographical Information
The Company operates and manages its business as one reportable and operating segment. The chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. All of the Company’s long-lived assets are based in the United States.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less at the date of purchase to be cash equivalents. As of December 31, 2022 and 2021, cash and cash equivalents consisted of cash, money market funds, and commercial paper.
Restricted Cash
Restricted cash of $1.7 million as of December 31, 2022 and 2021 represented security deposits in the form of letters of credit issued in connection with the leases of the Company’s headquarters (Notes 6 and 8).
Marketable Securities
The Company’s marketable securities are accounted for as
available-for-sale
and recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive gain (loss).
The Company reviews its investment portfolio to identify and evaluate investments that have an indication of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The carrying amounts of financial instruments, including restricted cash, prepaid expenses and other current assets, accounts payable, accrued compensation, accrued expenses, and other liabilities, approximate fair value due to their short-term maturities
. The cash invested in money-market funds and redeemable convertible preferred stock tranche liability are carried at fair value.
Property and Equipment, Net
Property and equipment are recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in the statements of operations and comprehensive loss in the period realized.
Leases
Effective January 1, 2021, the Company adopted ASC Topic 842,
Leases
(“ASC 842”) using the optional transition method and applied the standard only to leases that existed at that date. Under the optional transition method, the Company does not need to restate the comparative periods in transition and will continue to present financial information and disclosures for periods before January 1, 2021 in accordance with ASC Topic 840. The Company has elected the package of practical expedients allowed under ASC Topic 842, which permits the Company to account for its existing operating leases as operating leases under the new guidance, without reassessing the Company’s prior conclusions about lease identification, lease classification and initial direct cost. As a result of the adoption of the new lease accounting guidance on January 1, 2021, the Company recognized no cumulative adjustment to accumulated deficit since the Company had only one operating lease with a term of less than 12 months and no plans to extend the lease.
On January 27, 2021, the Company entered into a lease agreement for office and lab space in South San Francisco, CA that included two office suites. The lease terms for the office suites commenced in July and August 2021, respectively. Upon commencement of the leases, the Company recognized operating lease right-of-use
assets of $4.1 million and operating lease liabilities of $4.1 million (see Note 8).
On August 30, 2021, the Company entered into a service agreement with The Laboratory for Cell and Gene Medicine (“LCGM”) that included an embedded operating lease as the manufacturing suite in LCGM’s facility is designated for the Company’s exclusive use though April 30, 2023. Upon commencement of the agreement, the Company recognized operating lease right-of-use
assets of $5.3 million and operating lease liabilities of $5.3 million (see Notes 6 and 8).
On November 10, 2021, the Company entered into a sublease agreement for office space in Brisbane, CA. The lease terms for the sublease commenced in December 2021. Upon commencement of the lease, the Company recognized operating lease right-of-use
assets of $3.2 million and operating lease liabilities of $3.2 million (see Note 8).
On November 17, 2021, the Company entered into a service agreement with Explora BioLabs, Inc (“Explora”) that included an embedded operating lease as the vivarium space is designated for the Company’s exclusive use through November 2023. Upon commencement of the lease, the Company recognized operating lease right-of-use
assets of $0.6 million and operating lease liabilities of $0.6 million (see Note 8).
The Company determines the initial classification and measurement of its right-of-use
assets and lease liabilities at the lease commencement date and thereafter if modified. The lease term includes any renewal options and termination options that the Company is reasonably assured to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that the Company would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.
Fixed lease expense for operating leases is recognized on a straight-line basis, unless the right-of-use
assets have been impaired, over the reasonably assured lease term based on the total lease payments and is included in operating expenses in the statements of operations and comprehensive loss. Variable lease expenses are recognized as incurred. Fixed and variable lease expense on operating leases is recognized within operating expenses in the statements of operations and comprehensive loss.
For operating leases for which the
right-of-use
assets have been impaired, the Company will recognize the amortization of the right-of-use
assets on a straight-line basis over the remaining respective lease term with lease expense included in operating expenses in the statements of operations and comprehensive loss.
For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.
The Company has elected the practical expedient to not separate lease and non-lease
components. The Company’s
non-lease
components are primarily related to maintenance, insurance and taxes, which varies based on future outcomes and is thus recognized in lease expense when incurred.
Asset Acquisitions
The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions. In an asset acquisition, the cost allocated to acquire in-process
research and development (“IPR&D”) with no alternative future use is charged to research and development expense at the acquisition date. Please refer to Note 6 for more details on asset acquisition.
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future undiscounted net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows generated by the assets. There have been no such impairments of long-lived assets in the years ended December 31, 2022 and 2021.
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development costs include salaries, stock-based compensation, and benefits for employees performing research and development activities, an allocation of facility and overhead expenses, expenses incurred under agreements with consultants, CMOs, CROs and investigative sites that conduct preclinical studies, other supplies and costs associated with product development efforts, preclinical activities, and regulatory operations.
Accrued Research and Development Expenses
The Company has entered into various agreements with outsourced vendors, CROs and CMOs. Research and development accruals are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development services provided, but not yet invoiced, are included in accrued research costs on the balance sheets. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Company will adjust the accrual accordingly. Payments made under these arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. To date, there have been no material differences between estimates of such expenses and the amounts actually
incurred.
Tax Credit Receivable
The Company is eligible for federal and California research and development credits for its research and development activities performed within the United States and California, respectively. The credits are, generally, available to offset federal and California income tax liabilities as applicable. The Company has applied $0.1 million of federal research and development credits to offset its federal payroll tax expenses as of the year ended December 31, 2022 due to its small business status. The Company is electing to utilize $0.3 million of current year R&D credit generated against the employer portion of the payroll tax.
Income Taxes
The Company accounts for income taxes using the asset and liability method. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.
In evaluating the ability to recover deferred income tax assets, the Company considers all available positive and negative evidence, including operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis. In the event the Company determines that it would be able to realize deferred income tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period when such determination is made. As of December 31, 2022 and 2021, the Company has recorded a full valuation allowance on deferred tax assets.
Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.
Stock-Based Compensation Expense
The Company’s stock-based equity awards include restricted stock awards and stock options that are granted to employees and consultants that are accounted at fair value on the award grant date. Stock-based compensation expense is recognized over the awards’ vesting period on a straight-line basis and recorded as either research and development or general and administrative expenses in the statements of operations and comprehensive loss based on the function to which the related services are provided. Forfeitures are accounted for as they occur.
As there was no public market for the Company’s common stock prior to the initial public offering of its common stock in June 2021, the estimated fair value of common stock was determined by the Company’s board of directors as of the date of each option grant, with input from management, considering third-party valuations of its common stock, as well as the Company’s board of directors’ assessment of additional objective and subjective factors that it believed were relevant, and which may have changed from the date of the most recent third-party valuation through the date of the grant. These third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation. Following the closing of the initial public offering, the fair value of the Company’s common stock is determined based on the quoted market price of common stock. The Company also lacks company-specific historical and implied volatility information for its stock. The Company estimates its expected stock price volatility and expected term based on the historical volatility and expected term of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. There is no expected dividend yield since the
Company
has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
Employee Stock Purchase Plan
The Company recognizes stock-based expense related to shares issued pursuant to its Employee Stock Purchase Plan on a straight-line basis over the offering period, which is typically 6 months. The first offering period commenced on June 25, 2021 and ended on November 30, 2021. The second, third, and fourth offering periods commenced on December 1, 2021, June 1, 2022, and December 1, 2022, respectively. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a 15 percent discount on the lower price of either (i) the offering period begin date or (ii) the purchase date. The Company estimates the fair value of shares to be issued under the ESPP using the Black-Scholes option-pricing model.
Comprehensive Loss
Comprehensive loss is defined as the change in equity of a business during a period from transactions and other events and circumstances from non-owner
sources. Comprehensive loss includes net loss as well as other changes in stockholders’ deficit which includes certain changes in equity that are excluded from net loss. The Company’s only element of other comprehensive loss is unrealized gains and losses on marketable securities.
Net Loss Per Share
Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock, common stock subject to repurchase, restricted common shares issued, and stock options are considered to be potentially dilutive securities.
Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class
method required for participating securities. Restricted shares issued to the founders and upon early exercise of stock options also participate in dividends from the issuance date and are considered participating securities. Participating securities do not have a contractual obligation to share in losses. As such, the net loss was attributed entirely to common stockholders. Because the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
Adopted and Recent Accounting Pronouncements
The Company is a smaller reporting company and an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay the adoption of new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Thus, the Company has elected to use the extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that (i) the Company is no longer an emerging growth company or (ii) the Company affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. However as described below, the Company early adopted certain accounting standards, as the JOBS Act does not preclude an emerging growth company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies to the extent early adoption is permitted
.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Credit Losses
. The FASB also issued amendments and the initial ASU, and all updates are included herein as the Credit Losses standard or Topic 326. The new standard updates the guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the “incurred loss” model with an “expected loss” model. As a result of adoption, the Company would present these financial assets, which includes available-for-sale
debt securities, at the net amount it expects to collect. The amendment also requires that the Company records credit losses related to its available-for-sale
debt securities as an allowance through net income rather than reducing the carrying amount under the historical, other-than-temporary-impairment model. With certain exceptions, the guidance is applied using a modified retrospective approach by reflecting adjustments through a cumulative-effect impact to retained earnings as of the beginning of the fiscal year of adoption. The Company early adopted the new standard under the modified retrospective approach as of January 1, 2022 with no material impact on its financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU
2020-06)
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. The Company adopted this standard as of January 1, 2022 utilizing the modified retrospective method, with no material impact on its financial statements. The Company does not have any convertible instruments as of December 31, 2022.